Prepayments, Accrued Income and Other Receivables	12 Months Ended
Dec. 31, 2017
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments, accrued income and other receivables

10. Prepayments, accrued income and other receivables

	2017	2016
	(in thousands)
	£	£
Prepayments—manufacturing and clinical	1,979	3,050
Prepayments—other	522	173
Accrued income	67	21
VAT	473	198
Other receivables	9	192
	3,050	3,634